Other Expenses (Income), Net (Details) - Schedule of Other Expenses (Income), Net - USD ($)	12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2021
Schedule of Other Expenses (Income), Net [Abstract]
Loss on disposal of property, plant and equipment	$ 85,309	$ 2,701
Restoration fee of leasehold improvement	42,154
Penalty for early termination	43,187
Foreign exchange loss	11,078	135,820	182
Other incomes	(2,692)	(1,103)	(3,829)
Other expenses	18,521
Total other expenses/(income), net	$ 197,557	$ 137,418	$ (3,647)